UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net loss	¥ (46,515)	$ (6,401)	¥ (5,690)	¥ 6,008
Adjustments to reconcile net loss to net cash (used in)/ provided by operating activities:
Depreciation	2,676	368	2,927
Amortization	9,385	1,291	10,128
Deferred income taxes	(4,861)	(669)	(8,356)
Share-based compensation			3,853
Gain on disposals of intangible assets	(7,023)	(966)	(8,916)
Changes in fair value of short-term investment	4,465	614	(1,339)
Others	1,074	148	(1,687)
Changes in operating assets and liabilities:
Amounts due from related party	253	35
Amounts due to related party	2,430	334
Accounts receivable	32,888	4,526	954
Prepayments and other current assets	(7,872)	(1,083)	(5,619)
Other non-current assets	3,174	437	(5,934)
Accounts payable	(4,819)	(663)	21,120
Accrued expenses and other current liabilities	(45,615)	(6,277)	(21,415)
Lease liabilities	204	28	(48)
Income taxes payable	326	45	(2,063)
Other non-current liabilities	18,342	2,524	(279)
Net cash used in operating activities	(41,488)	(5,709)	(22,364)
Cash flows from investing activities
Purchase of short-term investments	(530)	(73)	(60,000)
Proceeds from sales of short-term investments	530	73	62,500
Proceeds from refund of short-term investments	863	119	139
Other investing activities	204	28	3,443
Purchase of property and equipment	(353)	(49)	(1,262)
Acquisitions of intangible assets	(2,030)	(279)	(18,470)
Proceeds from disposals of intangible assets	12,418	1,709	19,131
Net cash provided by investing activities	11,102	1,528	5,481
Cash flows from financing activities
Proceeds from short-term debt	303,992	41,831	102,940
Repayments of short-term debt	(292,584)	(40,261)	(72,940)
Repayments of long-term debt	(1,013)	(139)	280
Proceeds from issuance	14,241	1,960
Net cash provided by financing activities	24,636	3,391	30,280
Effect of exchange rate changes on cash and restricted cash	138	18	770
Net increase/(decrease) in cash and restricted cash	(5,612)	(772)	14,167
Cash and restricted cash, at the beginning of year	46,456	6,393	101,023	101,023
Cash and restricted cash, at the end of year	40,844	5,621	115,190	¥ 46,456
Interest paid	2,096	288	1,325
Income tax paid	¥ 417	$ 57	¥ 2,774